UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09261

FOXBY CORP.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Foxby Corp.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900
Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

	FOXBY CORP.
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2015
	(Unaudited)

Shares		Value
	Common Stocks (90.53%)
	Cigarettes (1.28%)
1,000	Philip Morris International, Inc.	$79,330

	Computer Communications Equipment (3.82%)
9,000	Cisco Systems, Inc. (a)	236,250

	Computer & Office Equipment (0.94%)
400	International Business Machines Corporation	57,988

	Electronic & Other Electrical Equipment (0.71%)
1,000	Emerson Electric Co.	44,170

	Finance Services (1.20%)
1,000	American Express Company	74,130

	Fire, Marine & Casualty Insurance (8.26%)
3,500	Berkshire Hathaway, Inc. Class B (a) (b)	456,400
1,000	W.R. Berkley Corporation	54,370
		510,770

	Information Retrieval Services (5.16%)
500	Alphabet Inc. (a) (b)	319,185

	Investment Advice (9.05%)
2,940	Apollo Global Management, LLC	50,509
20,000	Fortress Investment Group LLC	111,000
9,000	Franklin Resources, Inc. (a)	335,340
2,000	Invesco Ltd.	62,460
		559,309

	In Vitro & In Vivo Diagnostic Substances (3.64%)
6,000	Myriad Genetics, Inc. (b)	224,880

	Leather & Leather Products (1.40%)
3,000	Coach, Inc. (a)	86,790

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments (1.91%)
1,000	Ralph Lauren Corp.	118,160

	Motor Vehicles & Passenger Car Bodies (7.72%)
4,800	Daimler AG	349,680
4,250	General Motors Company	127,585
		477,265

	National Commercial Banks (4.99%)
6,000	Wells Fargo & Company (a)	308,100

	Office Furniture (1.91%)
12,500	Kimball International Inc. Class B	118,250

	Paperboard Containers & Boxes (0.64%)
1,000	REXAM PLC	39,450

	Petroleum Refining (1.20%)
1,000	Exxon Mobil Corp.	74,350

	Pharmaceutical Preparations (0.77%)
1,000	Sanofi ADR	47,470

	Plastic Mail, Synth Resin/Rubber, Cellulose (0.49%)
4,900	Rayonier Advanced Materials Inc.	29,988

	Printed Circuit Boards (1.81%)
9,375	Kimball Electronics, Inc. (b)	111,844

	Real Estate (1.16%)
5,000	NorthStar Asset Management Group Inc.	71,800

	Real Estate Investment Trusts (1.07%)
2,000	Tanger Factory Outlet Centers, Inc.	65,940

	Retail Consulting and Investment (0.00%)
72,728	Amerivon Holdings LLC (c)	-

	Retail - Drug Stores and Proprietary Stores (3.28%)
2,500	Express Scripts Holding Company (a) (b)	202,400

	Retail - Eating Places (6.04%)
3,000	McDonald's Corp. (a)	295,590
400	Panera Bread Company (b)	77,364
		372,954

	Retail - Family Clothing Stores (1.66%)
3,600	The GAP, Inc. (a)	102,600

	Retail - Variety Stores (3.99%)
3,800	Wal-Mart Stores, Inc. (a)	246,392

	Semiconductors & Related Devices (1.62%)
2,000	Altera Corp.	100,160

	Services - Business Services (2.08%)
7,000	The Western Union Company	128,520

	Services - Medical Laboratories (2.28%)
1,300	Laboratory Corporation of America Holdings (b)	141,011

	Services - Prepackaged Software (2.10%)
4,750	CA, Inc. (a)	129,675

	Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics (4.66%)
4,000	The Procter & Gamble Company (a)	287,760

	Wholesale-Computers & Peripheral Equipment & Software (1.32%)
3,000	Ingram Micro Inc.	81,720

	Wholesale - Electronic Parts & Equipment (1.38%)
2,000	Avnet, Inc.	85,360

	Wholesale - Industrial Machinery & Equipment (0.99%)
1,000	MSC Industrial Direct Co., Inc.	61,030

	Total common stocks (Cost $5,086,264)	5,595,001

	Exchange Traded Funds (8.42%)
4,500	Cambria Shareholder Yield ETF	131,040
2,900	First Trust US IPO Index Fund ETF	141,201
3,000	Guggenheim Spin-Off ETF	114,300
3,050	PowerShares Buyback Achievers ETF Trust	133,529

	Total exchange traded funds (Cost $547,970)	520,070

	Preferred Stocks (1.74%)
	Retail Consulting and Investment (1.74%)
194,990	Amerivon Holdings LLC (c) (Cost $539,522)	107,244

	Money Market Fund (0.10%)
6,278	SSgA Money Market Fund, 7 day annualized yield 0.00% (Cost $6,278)	6,278

	Total investments ($6,180,034) (100.79%)	6,228,593

	Liabilities in excess of other assets (-0.79%)	(48,859)
	.
	Net assets (100.00%)	$6,179,734

(a) All or a portion of these securities, have been segregated as collateral pursuant to the Committed Facility Agreement.
As of September 30, 2015, the value of securities pledged as collateral was $3,006,482 and there were no securities on loan under the lending agreement.
(b) Non-income producing.
(c) Illiquid and/or restricted security that has been fair valued.

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Midas Management Corporation, the Investment Manager, under the direction of or pursuant to procedures approved by the Fund's Board of Directors. Due to the inherent uncertainty of valuation, such fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund's Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets. Refer to the schedule of portfolio investments for detailed information on specific investments.

ASSETS	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Cigarettes	$ 79,330	$ -	$ -	$ 79,330
Computer Communications Equipment	236,250	-	-	236,250
Computer & Office Equipment	57,988	-	-	57,988
Electronic & Other Electrical Equipment	44,170	-	-	44,170
Finance Services	74,130	-	-	74,130
Fire, Marine & Casualty Insurance	510,770	-	-	510,770
Information Retrieval Services	319,185	-	-	319,185
Investment Advice	559,309	-	-	559,309
In Vitro & In Vivo Diagnostic Substances	224,880	-	-	224,880
Leather & Leather Products	86,790	-	-	86,790
Men's && Boy's Furnishings, Work Clothing & Allied Garments	118,160	-	-	118,160
Motor Vehicles & Passenger Car Bodies	477,265	-	-	477,265
National Commercial Banks	308,100	-	-	308,100
Office Furniture	118,250	-	-	118,250
Paperboard Containers & Boxes	39,450	-	-	39,450
Petroleum Refining	74,350	-	-	74,350
Pharmaceutical Preparations	47,470	-	-	47,470
Plastic Mail, Synth Resin/Rubber, Cellulose	29,988	-	-	29,988
Printed Circuit Boards	111,844	-	-	111,844
Real Estate	71,800	-	-	71,800
Real Estate Investment Trusts	65,940	-	-	65,940
Retail Consulting and Investment	-	-	0	0
Retail - Drug Stores and Proprietary Stores	202,400	-	-	202,400
Retail - Eating Places	372,954	-	-	372,954
Retail – Family Clothing Stores	102,600	-	-	102,600
Retail - Variety Stores	246,392	-	-	246,392
Semiconductors & Related Devices	100,160	-	-	100,160
Services - Business Services	128,520	-	-	128,520
Services – Medical Laboratories	141,011	-	-	141,011
Services - Prepackaged Software	129,675	-	-	129,675
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics	287,760	-	-	287,760
Wholesale – Computers & Peripheral Equipment & Software	81,720	-	-	81,720
Wholesale - Electronic Parts & Equipment	85,360	-	-	85,360
Wholesale - Industrial Machinery & Equipment	61,030	-	-	61,030
Exchange Traded Funds	520,070	-	-	520,070
Preferred Stocks
Retail Consulting and Investment	-		107,244	107,244
Money Market Fund	6,278	-	-	6,278
Total investments, at value	$ 6,121,349	$ -	$ 107,244	$ 6,228,593

There were no securities transferred from level 1 on December 31, 2014 to level 2 on September 30, 2015.

The following is a reconciliation of level 3 assets:

	Common Stocks	Preferred Stocks	Total
Balance of level 3 assets at December 31, 2014	$1,455	$108,478	$109,933
Payment in-kind dividends	-	12,863	12,863
Change in unrealized appreciation (depreciation)	(1,455)	(14,097)	(15,552)
Balance at September 30, 2015	$0	$107,244	$107,244
Net change in unrealized depreciation attributable to assets still held as level 3 at September 30, 2015	$(1,455)	$(14,097)	$(15,552)

There were no transfers into or out of level 3 assets during the period.

The Investment Manager, under the direction of the Fund's Board of Directors, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Fund's Board of Directors.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of September 30, 2015:

September 30, 2015	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Retail Consulting and Investment	$ 0	Value of liquidation preference per share	Discount rate for lack of marketability	80%
Preferred stocks
Retail Consulting and Investment	$ 107,244	Value of liquidation preference per share	Discount rate for lack of marketability	80%

Cost for Federal Income Tax Purposes
As of September 30, 2015, for federal income tax purposes, subject to change, the aggregate cost of securities was $6,180,034 and net unrealized appreciation was $48,559, comprised of gross unrealized appreciation of $1,054,633 and gross unrealized depreciation of $1,006,074. The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

ILLIQUID AND RESTRICTED SECURITIES
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be considered illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of September 30, 2015 were as follows:

	Acquisition Date	Cost	Value
Amerivon Holdings LLC preferred shares	9/20/07	$539,522	$107,244
Amerivon Holdings LLC common equity units	9/20/07	0	0
Total		$539,522	$107,244
Percent of net assets		9%	2%

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Foxby Corp.

By : /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2015

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 17, 2015
Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)